LEASE OBLIGATIONS (Details Narrative)	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	May 31, 2023 USD ($) ft²
Lease Obligations
Lessee operating lease renewal term	5 years
Area of land | ft²			2,978
Operating lease right of use asset	$ 476,241	$ 277,381	$ 271,396
Operating lease liability	476,241		$ 271,396
Amortization of operating lease - right-of-use asset	$ 72,536	$ 55,616